Operating expenses (Details) - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Infrastructure costs
Total Infrastructure costs		£ 935	£ 1,696	[1]	£ 2,339	[1]
Administration and general costs
Total administration and general expenses	[2]	4,224	4,141	[1]	1,975	[1]
Staff costs		4,874	4,393	[1]	6,832	[1]
Litigation and conduct	[2]	1,706	448		321
Operating expenses		11,739	10,678	[1]	11,467	[1]
Barclays Bank Group [member]
Infrastructure costs
Property and equipment		380	792		853
Depreciation of property, plant and equipment		119	275		469
Operating lease rentals		158	248		410
Amortisation of intangible assets		276	362		515
Impairment of property, equipment and intangible assets		2	19		92
Gain on property disposals		0	0		0
Total Infrastructure costs		935	1,696		2,339
Administration and general costs
Consultancy, legal and professional fees	[3]	400	505		486
Subscriptions, publications, stationery and communications		285	330		567
Marketing, advertising and sponsorship		316	292		320
Travel and accommodation		108	86		98
UK Bank levy		223	306		362
Other administration and general expenses	[3]	2,892	2,622		142
Total administration and general expenses		4,224	4,141		1,975
Staff costs		4,874	4,393		6,832
Litigation and conduct	[3]	1,706	448		321
Operating expenses		£ 11,739	£ 10,678		£ 11,467

[1]

Following the sale of the UK banking business on 1 April 2018 by the Group, the continuing operations for 2016 and 2017 have been restated to disclose the UK banking business as a discontinued operation. Further detail on the discontinued operations can be found in Note 3 on pages 00 to 00.

[2]

The presentation of administration and general expenses has been amended to include litigation and conduct as a separate line item. The prior year comparatives within administration and general expense s categories have been adjusted accordingly.

[3]	The presentation of other costs has been amended to include litigation and conduct as a separate line item. The prior year comparatives within other cost categories have been adjusted accordingly.